Equity and Partners' Capital - Calculation of Net Income (Loss) Per Unit Table (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Unit [Line Items]
Net income (loss) attributable to Western Gas Partners, LP	[1]	$ 4,106	$ 442,643	$ 277,428
Pre-acquisition net (income) loss allocated to Anadarko	[1]	(79,386)	(65,154)	(6,929)
General partner interest in net (income) loss	[1],[2]	(180,996)	(120,980)	(69,633)
Limited partners' interest in net income (loss)	[1],[2]	$ (256,276)	$ 256,509	$ 200,866
Net income (loss) per common unit - basic	[1],[3]	$ (1.95)	$ 2.13	$ 1.83
Net income (loss) per common unit - diluted	[1],[3],[4]	$ (1.95)	$ 2.12	$ 1.83
Weighted-average units outstanding - diluted		139,459	120,928	109,872
Common Units [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income (loss)	[5]	$ (250,210)	$ 254,737	$ 200,866
Weighted-average units outstanding - basic		128,345	119,822	109,872
Class C Units [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income (loss)	[5]	$ (6,066)	$ 1,772	$ 0
Weighted-average units outstanding - basic	[4]	11,114	1,106	0

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Represents net income (loss) earned on and subsequent to the date of acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[3]	See Note 4 for the calculation of net income (loss) per common unit.
[4]	Inclusion of Class C units in the calculation for the year ended December 31, 2015, would have had an anti-dilutive effect.
[5]	Adjusted to reflect amortization for the beneficial conversion feature. See Class C units above for a discussion of the Class C units.